Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
In accordance with regulations adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosures regarding executive compensation for our principal executive officer (“PEO”) and non-PEO
named executive officers
(“Non-PEO
NEOs”) and our company performance for the fiscal years listed below.
We have identified
one-year
adjusted ROE (“ROE*”) as our Company-Selected Measure (“CSM”). In our view, ROE* represents the most important financial performance measure (not otherwise required to be disclosed in the table) used to link compensation actually paid (“CAP”) to our NEOs for the 2025 fiscal year to company performance. We chose ROE* as our CSM for evaluating pay versus performance because it is a key metric in our PSU awards under our long-term incentive program. See “Compensation discussion and analysis—Our compensation program—Evaluating performance” in this proxy statement for a discussion of the metrics used by the HR Committee to evaluate performance. Our long-term incentive program and ROE* are described in more detail in “Compensation discussion and analysis—Our compensation program—Incentive compensation program” in this proxy statement.

					Value of Initial Fixed $100 Investment based on: (3)
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average CAP to Non-PEO NEOs (1)(2) ($)	TSR ($)	Peer Group TSR † ($)	Net Income (in millions) ($)	ROE* (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	29,503,081	35,678,671	8,012,370	9,937,018	167.9	196.0	6,997	12.30%
2024	22,352,785	33,453,083	6,415,983	10,941,926	149.6	147.9	5,953	10.94%
2023	19,950,306	20,752,986	7,359,582	7,251,664	115.6	107.8	5,647	11.66%
2022	20,197,045	19,142,607	12,315,312	12,400,133	112.6	108.7	6,113	12.59%
2021	17,506,270	26,625,622	7,940,191	11,637,177	138.2	138.3	5,725	9.59%
†	The Peer Group TSR utilizes the KBW Bank index (“KBW”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2025 Form 10-K.

(1)	William S. Demchak was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are:
2025: Robert Q. Reilly, Mark Wiedman, Deborah Guild, Alexander E. C. Overstrom and E William Parsley, III
2024: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Deborah Guild and Alexander E. C. Overstrom
2023: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Deborah Guild
2022: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Karen L. Larrimer and Gregory B. Jordan
2021: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer

(2)
CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized or received by the NEOs. CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	29,503,081	(1,332,676)	(17,500,184)	409,924	24,598,526	35,678,671
2024	22,352,785	(950,809)	(13,090,041)	342,434	24,798,714	33,453,083
2023	19,950,306	(792,588)	(12,750,115)	377,527	13,967,856	20,752,986
2022	20,197,045	—	(15,000,015)	370,608	13,574,969	19,142,607
2021	17,506,270	(338,606)	(12,000,025)	478,826	20,979,157	26,625,622

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	8,012,370	193,582	(4,211,144)	52,560	6,276,815	9,937,018
2024	6,415,983	138,914	(3,587,642)	60,485	8,192,013	10,941,926
2023	7,359,582	(179,416)	(4,296,382)	71,325	4,296,555	7,251,664
2022	12,315,312	(15,249)	(9,598,689)	65,950	9,632,808	12,400,133
2021	7,940,191	(95,657)	(4,165,160)	83,017	7,874,785	11,637,177
The amounts in the “Inclusion of Equity Values” columns above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	20,711,741	3,298,964	—	587,821	—	—	24,598,526
2024	18,762,856	6,567,636	—	(531,879)	—	—	24,798,714
2023	13,438,135	194,909	—	334,812	—	—	13,967,856
2022	12,123,506	(944,686)	—	2,396,149	—	—	13,574,969
2021	13,081,706	6,461,296	—	1,436,155	—	—	20,979,157

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,526,386	832,838	—	105,198	—	—	6,276,815
2024	5,152,092	3,201,294	—	(161,373)	—	—	8,192,013
2023	4,453,842	(174,429)	—	17,142	—	—	4,296,555
2022	9,201,403	(504,672)	—	936,077	—	—	9,632,808
2021	4,773,399	2,545,225	—	556,161	—	—	7,874,785

(3)	The comparison assumes $100 was invested for the period starting December 31, 2020 through the last business day of the listed year for each of PNC and KBW.

(4)	ROE* is a non-GAAP financial measure. See Annex A for a reconciliation of non-GAAP financial measures to GAAP and for additional information about the adjustments to GAAP measures.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote
(1)	William S. Demchak was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are:
2025: Robert Q. Reilly, Mark Wiedman, Deborah Guild, Alexander E. C. Overstrom and E William Parsley, III
2024: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Deborah Guild and Alexander E. C. Overstrom
2023: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Deborah Guild
2022: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Karen L. Larrimer and Gregory B. Jordan
2021: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer

Peer Group Issuers, Footnote
†	The Peer Group TSR utilizes the KBW Bank index (“KBW”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2025 Form 10-K.
(3)	The comparison assumes $100 was invested for the period starting December 31, 2020 through the last business day of the listed year for each of PNC and KBW.

PEO Total Compensation Amount	$ 29,503,081	$ 22,352,785	$ 19,950,306	$ 20,197,045	$ 17,506,270
PEO Actually Paid Compensation Amount	$ 35,678,671	33,453,083	20,752,986	19,142,607	26,625,622
Adjustment To PEO Compensation, Footnote
(2)
CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized or received by the NEOs. CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	29,503,081	(1,332,676)	(17,500,184)	409,924	24,598,526	35,678,671
2024	22,352,785	(950,809)	(13,090,041)	342,434	24,798,714	33,453,083
2023	19,950,306	(792,588)	(12,750,115)	377,527	13,967,856	20,752,986
2022	20,197,045	—	(15,000,015)	370,608	13,574,969	19,142,607
2021	17,506,270	(338,606)	(12,000,025)	478,826	20,979,157	26,625,622
The amounts in the “Inclusion of Equity Values” columns above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	20,711,741	3,298,964	—	587,821	—	—	24,598,526
2024	18,762,856	6,567,636	—	(531,879)	—	—	24,798,714
2023	13,438,135	194,909	—	334,812	—	—	13,967,856
2022	12,123,506	(944,686)	—	2,396,149	—	—	13,574,969
2021	13,081,706	6,461,296	—	1,436,155	—	—	20,979,157

Non-PEO NEO Average Total Compensation Amount	$ 8,012,370	6,415,983	7,359,582	12,315,312	7,940,191
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,937,018	10,941,926	7,251,664	12,400,133	11,637,177
Adjustment to Non-PEO NEO Compensation Footnote
(2)
CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized or received by the NEOs. CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	8,012,370	193,582	(4,211,144)	52,560	6,276,815	9,937,018
2024	6,415,983	138,914	(3,587,642)	60,485	8,192,013	10,941,926
2023	7,359,582	(179,416)	(4,296,382)	71,325	4,296,555	7,251,664
2022	12,315,312	(15,249)	(9,598,689)	65,950	9,632,808	12,400,133
2021	7,940,191	(95,657)	(4,165,160)	83,017	7,874,785	11,637,177
The amounts in the “Inclusion of Equity Values” columns above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,526,386	832,838	—	105,198	—	—	6,276,815
2024	5,152,092	3,201,294	—	(161,373)	—	—	8,192,013
2023	4,453,842	(174,429)	—	17,142	—	—	4,296,555
2022	9,201,403	(504,672)	—	936,077	—	—	9,632,808
2021	4,773,399	2,545,225	—	556,161	—	—	7,874,785

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO CAP and PNC TSR and Relationship Between PNC TSR and Peer Group TSR
The following graph sets forth the relationship between CAP for our PEO, the average of CAP for our
Non-PEO
NEOs and PNC’s cumulative TSR over the five most recently completed fiscal years. As reflected in the graph, CAP for all NEOs is generally aligned with PNC’s cumulative TSR over the period presented.

†	Note the TSR above is indexed to an initial $100 investment for the period starting December 31, 2020 through the last business day of the listed year.

The graph below compares our cumulative TSR over the five most recently completed fiscal years to that of KBW over the same period. As the graph reflects, our cumulative TSR over each of the five most recently completed fiscal years is at or above
that for KBW for each year during the same period, except for 2025. Taken together with the previous graph, this reflects general alignment between our NEOs’ CAP as disclosed in the Pay versus performance table with both (i) PNC’s cumulative TSR and (ii) PNC’s performance with respect to cumulative TSR relative to KBW over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
Non-PEO
NEO CAP and Net Income
The following chart sets forth the relationship between CAP for our PEO, the average of CAP for our
Non-PEO
NEOs and our net income during the five most recently completed fiscal years. CAP for all NEOs is generally aligned with PNC’s net income for 2021-2025, although, since our PEO receives a larger proportion of his total annual compensation in the form of long-term equity-based incentive awards, the impact of the change in stock price on our PEO’s CAP is more significant than the impact on the average
Non-PEO
NEO CAP.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
Non-PEO
NEO CAP and ROE*
The following chart sets forth the relationship between CAP for our PEO, the average of CAP for the
Non-PEO
NEOs, and our ROE* (our CSM) during the five most recently completed fiscal years.
Similar to the graph above, CAP for all NEOs is generally aligned with PNC’s ROE* for 2021-2025, although, since our PEO receives a larger proportion of his total annual compensation in the form of long-term equity-based incentive awards, the impact of the change in stock price on our PEO’s CAP is more significant than the impact on the average
Non-PEO
NEO CAP.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and
Non-PEO
NEO CAP and PNC TSR and Relationship Between PNC TSR and Peer Group TSR
The following graph sets forth the relationship between CAP for our PEO, the average of CAP for our
Non-PEO
NEOs and PNC’s cumulative TSR over the five most recently completed fiscal years. As reflected in the graph, CAP for all NEOs is generally aligned with PNC’s cumulative TSR over the period presented.

†	Note the TSR above is indexed to an initial $100 investment for the period starting December 31, 2020 through the last business day of the listed year.

The graph below compares our cumulative TSR over the five most recently completed fiscal years to that of KBW over the same period. As the graph reflects, our cumulative TSR over each of the five most recently completed fiscal years is at or above
that for KBW for each year during the same period, except for 2025. Taken together with the previous graph, this reflects general alignment between our NEOs’ CAP as disclosed in the Pay versus performance table with both (i) PNC’s cumulative TSR and (ii) PNC’s performance with respect to cumulative TSR relative to KBW over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and
Non-PEO
NEOs for 2025 to company performance. The measures
in
this table are not ranked.

Measure
ROE*
Adjusted EPS
Annualized Three-Year TSR Rank vs. Peers
Annualized Five-Year TSR Rank vs. Peers

Total Shareholder Return Amount	$ 167.9	149.6	115.6	112.6	138.2
Peer Group Total Shareholder Return Amount	196	147.9	107.8	108.7	138.3
Net Income (Loss)	$ 6,997,000,000	$ 5,953,000,000	$ 5,647,000,000	$ 6,113,000,000	$ 5,725,000,000
Company Selected Measure Amount	0.123	0.1094	0.1166	0.1259	0.0959
PEO Name	William S. Demchak
Measure:: 1
Pay vs Performance Disclosure
Name	ROE
Non-GAAP Measure Description	ROE* is a non-GAAP financial measure. See Annex A for a reconciliation of non-GAAP financial measures to GAAP and for additional information about the adjustments to GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Annualized Three-Year TSR Rank vs. Peers
Measure:: 4
Pay vs Performance Disclosure
Name	Annualized Five-Year TSR Rank vs. Peers
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,598,526	$ 24,798,714	$ 13,967,856	$ 13,574,969	$ 20,979,157
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,711,741	18,762,856	13,438,135	12,123,506	13,081,706
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,298,964	6,567,636	194,909	(944,686)	6,461,296
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	587,821	(531,879)	334,812	2,396,149	1,436,155
PEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,332,676)	(950,809)	(792,588)	0	(338,606)
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,500,184)	(13,090,041)	(12,750,115)	(15,000,015)	(12,000,025)
PEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,924	342,434	377,527	370,608	478,826
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,276,815	8,192,013	4,296,555	9,632,808	7,874,785
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,526,386	5,152,092	4,453,842	9,201,403	4,773,399
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	832,838	3,201,294	(174,429)	(504,672)	2,545,225
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,198	(161,373)	17,142	936,077	556,161
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	193,582	138,914	(179,416)	(15,249)	(95,657)
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,211,144)	(3,587,642)	(4,296,382)	(9,598,689)	(4,165,160)
Non-PEO NEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 52,560	$ 60,485	$ 71,325	$ 65,950	$ 83,017